Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Operating Activities:
Net Income	$ 305,829	$ 306,641	$ 863,487	$ 1,025,639
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			479,433	446,463
Change in deferred taxes, net			(14,204)	71,388
(Gain) loss on sale of fixed assets and investments			(6,402)	(31,822)
Stock Option Compensation Expense			18,484	19,685
Cash outflow from hedging			(4,040)	(13,903)
Investment gain	0	0	0	139,600
Dividend income from equity method investees			10,790	25,083
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(15,470)	(2,890)
Inventories, net			(20,109)	(43,214)
Prepaid expenses, other current and non-current assets			55,164	144,724
Accounts receivable from/payable to related parties			(16,165)	(10,024)
Accounts payable, accrued expenses and other current and non-current liabilities			78,743	59,020
Income tax payable			16,309	(83,175)
Net cash provided by (used in) operating activities			1,446,020	1,467,374
Investing Activities:
Purchases of property, plant and equipment			(512,476)	(449,962)
Proceeds from sale of property, plant and equipment			18,583	11,292
Disbursements of loans to related parties				0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(297,456)	(1,788,831)
Proceeds from divestitures			17,984	231,747
Net cash (used in) provided by investing activities			(773,365)	(1,995,754)
Financing Activities:
Short-term borrowings, net			10,389	72,325
Long-term debt and capital lease obligations, net			11,225	896,085
Increase (decrease) of accounts receivable securitization program			37,000	12,500
Proceeds from exercise of stock options			74,875	94,539
Payment of dividends [N]			(296,134)	(271,733)
Capital (decrease) increase				0
Distributions to noncontrolling interests			162,239	131,783
Contributions from noncontrolling interests			52,357	15,167
Net cash (used in) provided by financing activities			(742,757)	687,100
Effect of exchange rate changes on cash and cash equivalents			(15,783)	3,039
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(85,885)	161,759
Cash and cash equivalents at beginning of period			688,040	457,292
Cash and cash equivalents at end of period	602,155	619,051	602,155	619,051
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities			6,097
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(751,747)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			3,277	3,248
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			19,612	5,230
Accounts payable, accrued expenses and other current and non-current liabilities				(7,273)
Income tax payable			1,147	106
Net cash provided by (used in) operating activities				1,311
Financing Activities:
Long-term debt and capital lease obligations, net			(6,062)	(1,312)
Capital (decrease) increase				0
Net cash (used in) provided by financing activities			(6,062)	(1,312)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(1)
Cash and cash equivalents at beginning of period			1
Cash and cash equivalents at end of period	36	0	36	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			760,997	929,697
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(547,834)
Depreciation and amortization			512	356
Change in deferred taxes, net			(27,091)	9,518
(Gain) loss on sale of fixed assets and investments			(12)	(39)
Loss (gain) on investments				0
Stock Option Compensation Expense			18,484	19,685
Cash outflow from hedging			(4,040)	(1,318)
Dividend income from equity method investees			(22,755)	(36,339)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			17,451	136,300
Accounts receivable from/payable to related parties			(127,112)	(325,366)
Accounts payable, accrued expenses and other current and non-current liabilities			14,143	9,271
Income tax payable			20,440	(9,813)
Net cash provided by (used in) operating activities			148,693	55,519
Investing Activities:
Purchases of property, plant and equipment			(235)	(399)
Proceeds from sale of property, plant and equipment			17
Disbursements of loans to related parties			487,243	(28,315)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(32,060)	(1,613,292)
Proceeds from divestitures			0
Net cash (used in) provided by investing activities			454,965	(1,641,923)
Financing Activities:
Short-term borrowings, net			12,237	26,118
Long-term debt and capital lease obligations, net			83,515	1,751,969
Proceeds from exercise of stock options			68,577	76,950
Payment of dividends [N]			(296,134)	(271,733)
Treasury Stock Purchased			(505,014)
Net cash (used in) provided by financing activities			(602,035)	1,583,304
Effect of exchange rate changes on cash and cash equivalents			(1,636)	5,853
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(13)	2,753
Cash and cash equivalents at beginning of period			78	2
Cash and cash equivalents at end of period	65	2,755	65	2,755
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			(6,308)	14,123
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			38,203	34,877
Change in deferred taxes, net			1,372	5,757
(Gain) loss on sale of fixed assets and investments			(304)	(109)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			17,616	(22,199)
Inventories, net			(3,210)	(36,526)
Prepaid expenses, other current and non-current assets			(18,106)	(20,822)
Accounts receivable from/payable to related parties			93,191	60,662
Accounts payable, accrued expenses and other current and non-current liabilities			37,724	45,374
Net cash provided by (used in) operating activities			160,112	81,137
Investing Activities:
Purchases of property, plant and equipment			(56,354)	(58,818)
Proceeds from sale of property, plant and equipment			468	288
Disbursements of loans to related parties			0	90
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(4,670)	(1,138)
Net cash (used in) provided by investing activities			(60,556)	(59,578)
Financing Activities:
Short-term borrowings, net			(96,214)	(21,516)
Net cash (used in) provided by financing activities			(96,214)	(21,516)
Effect of exchange rate changes on cash and cash equivalents			96	0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			3,438	43
Cash and cash equivalents at beginning of period			501	144
Cash and cash equivalents at end of period	3,939	187	3,939	187
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			569,158	645,824
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(593,924)	(723,885)
Depreciation and amortization				0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			(87,639)	25,710
Accounts receivable from/payable to related parties			98,809	84,245
Accounts payable, accrued expenses and other current and non-current liabilities			6,531	894
Income tax payable			(16,135)	(50,859)
Net cash provided by (used in) operating activities			(23,200)	(18,071)
Investing Activities:
Disbursements of loans to related parties			165,814	960,074
Net cash (used in) provided by investing activities			164,814	960,074
Financing Activities:
Short-term borrowings, net				0
Long-term debt and capital lease obligations, net			1,590,348	(942,003)
Capital (decrease) increase			(1,731,962)	0
Net cash (used in) provided by financing activities			(141,614)	(942,003)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			824,005	995,862
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			465,002	432,726
Change in deferred taxes, net			25,028	61,782
(Gain) loss on sale of fixed assets and investments			(6,086)	(31,674)
Cash outflow from hedging				11,256
Dividend income from equity method investees			11,965
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(32,888)	19,309
Inventories, net			(41,613)	(19,777)
Prepaid expenses, other current and non-current assets			144,519	3,468
Accounts receivable from/payable to related parties			(202,653)	104,633
Accounts payable, accrued expenses and other current and non-current liabilities			41,288	12,220
Income tax payable			3,837	1,257
Net cash provided by (used in) operating activities			1,208,474	1,413,729
Investing Activities:
Purchases of property, plant and equipment			(483,424)	(420,367)
Proceeds from sale of property, plant and equipment			18,098	10,965
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(292,784)	(1,787,208)
Proceeds from divestitures			17,984
Net cash (used in) provided by investing activities			(740,126)	(1,964,863)
Financing Activities:
Short-term borrowings, net			94,366	67,723
Long-term debt and capital lease obligations, net			(2,309,633)	(844,418)
Increase (decrease) of accounts receivable securitization program			37,000	12,500
Proceeds from exercise of stock options			6,298	17,589
Payment of dividends [N]			(2,861)	(240)
Capital (decrease) increase			1,742,265	1,576,424
Distributions to noncontrolling interests			162,239	(131,783)
Contributions from noncontrolling interests			52,357	15,167
Net cash (used in) provided by financing activities			(542,447)	712,962
Effect of exchange rate changes on cash and cash equivalents			(14,243)	(2,814)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(88,342)	159,014
Cash and cash equivalents at beginning of period			686,457	457,145
Cash and cash equivalents at end of period	598,115	616,159	598,115	616,159
Combining Adjustment [Member]
Operating Activities:
Net Income			(1,287,642)	(1,563,115)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			1,141,758	1,475,632
Depreciation and amortization			(24,284)	(21,496)
Change in deferred taxes, net			(13,513)	(5,669)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net			24,714	13,089
Prepaid expenses, other current and non-current assets			(1,061)	68
Accounts receivable from/payable to related parties			101,988	60,572
Accounts payable, accrued expenses and other current and non-current liabilities			(3,004)	(1,466)
Income tax payable			7,020	(23,866)
Net cash provided by (used in) operating activities			(54,156)	(66,251)
Investing Activities:
Purchases of property, plant and equipment			27,537	29,622
Disbursements of loans to related parties			(653,057)	(931,849)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			33,058	1,612,807
Net cash (used in) provided by investing activities			(592,462)	710,536
Financing Activities:
Long-term debt and capital lease obligations, net			653,057	931,849
Payment of dividends [N]			2,861	240
Capital (decrease) increase			(10,303)	(1,576,424)
Net cash (used in) provided by financing activities			645,615	(644,335)
Effect of exchange rate changes on cash and cash equivalents				0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(1,003)	(50)
Cash and cash equivalents at beginning of period				0
Cash and cash equivalents at end of period	$ 0		$ 0